Other (Details Textual)	Dec. 31, 2011 Contract OptionPlan	Dec. 31, 2010 Contract OptionPlan	Dec. 31, 2009 OptionPlan Contract
Other (Textual) [Abstract]
Number of foreign currency option outstanding	0	0	0
Number of foreign forward contracts outstanding	0	0	0